Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,534,418
Previously Paid Amount	3,262.61
Total Fee Amount	902.40
Total Offset Amount
Net Fee	$ (0)